Debentures, Bank Loans and Credit	12 Months Ended
Dec. 31, 2018
Debentures, Bank Loans and Credit [Abstract]
Debentures, Bank Loans and Credit

Note 15 - Debentures, Bank Loans and Credit

A.	Composition

	December 31
	2017	2018
	NIS	NIS

Current liabilities
Current maturities of debentures	1,166	3,376
Current maturities of bank loans	692	621

	1,858	3,997

Non-current liabilities
Debentures	8,036	5,537
Bank loans	4,401	4,100

	12,437	9,637

	14,295	13,634

B.	Debt terms and repayment schedule

	December 31, 2017		December 31, 2018			Nominal
		Carrying		Carrying		interest
	Par value	amount	Par value	amount	Currency	rate
	NIS	NIS	NIS	NIS		%

Loans from banks and others:
Unlinked - Variable interest	675	675	500	500	NIS	P-0.33 to P+0.2
Unlinked - Fixed interest	4,398	4,418	4,208	4,221	NIS	2.40 to 6.85
	5,073	5,093	4,708	4,721

Debentures:
Linked to the Israeli CPI - fixed interest	3,897	4, 091	3,290	3,464	NIS	2.20 to 8.40
Unlinked - variable interest	734	732	587	586	NIS	Makam for one year + 1.4
Unlinked - fixed interest	4,347	4,379	4,811	4,863	NIS	3.60 to 6.65
	8,978	9,202	8,688	8,913

Total interest-bearing liabilities	14,051	14,295	13,396	13,634

Debentures issues by the Group

(1)	On September 21, 2010, the Company issued NIS 400 of its Series B Debentures at par value to the public in Israel. In January 2012 and August 2013, the Company completed private placements of additional Series B Debentures in the amount of NIS 126 and NIS 180 par value, respectively, to certain Israeli institutional investors.

On April 1, 2016, the Company completed a private placement of NIS 148 par value of its Series B Debentures to Israeli institutional investors for an aggregate consideration of NIS 162.

As at December 31, 2018 the outstanding par value of the Series B Debentures was NIS 226.

The Series B Debentures are denominated in NIS, bear interest at a fixed annual rate of 6.5% which is payable semi-annually on March 31 and September 30 of each of the years 2011 through 2019 (the first interest payment was made on March 31, 2011 and the last interest payment is payable on March 31, 2019). The principal of the Series B Debentures is payable in four equal installments on March 31 of each year starting from 2016.

According to the financial covenants of the Series B Debentures the Company is obligated to the following:

1.	Not issue any additional Series B Debentures if such increase will decrease the A2 rating of the Series B Debentures.

2.	To maintain control of Bezeq.

3.	The investors will have the right to require the immediate repayment of the Series B debentures if Eurocom will no longer hold the controlling interest in the Company.

For debentures payments withholding after the balance sheet date please refer to Note 33D.

(2)	On February 19, 2014, the Company issued $800 of Senior Secured Notes (the "Notes") due 2021 that bear 7⅜% annual interest paid semi-annually.

The Notes were offered and sold in the United States to qualified institutional buyers pursuant to Rule 144A under the U.S. Securities Act of 1933, as amended (the "Securities Act") and to certain qualifying investors in offshore transactions, including in Israel, in reliance on Regulation S under the Securities Act. The Notes had senior obligations of the Company and were guaranteed by its two wholly-owned subsidiaries, SP1 and SP2, on a senior secured basis ("the Guarantees"). The Notes and the Guarantees were secured by first priority pledges over all of the capital stock of SP2, the capital stock of Bezeq held by SP2, and additional collateral. The Notes were admitted for trading on the system of the Tel Aviv Stock Exchange for trading by institutional investors, known as TACT Institutional.

The Company used the net proceeds from the offering of the Notes to repay all amounts outstanding under the loans received by SP2 and SP1 from Bank Hapoalim Ltd. ("Bank Hapoalim") and Migdal Insurance and Financial Holdings Ltd. Group ("Migdal") that were used to purchase the controlling interest in Bezeq and to deposit funds into a debt service account.

On August 10, 2014, the Company's Board of Directors approved the buyback of up to $50 of the Notes. On January 20, 2016, the Company completed its $50 repurchase program and its Board of Directors approved the extension and increase of the program by an additional $50. During 2015 and 2016, the Company purchased $65 par value of the Notes.

On May 26, 2016, the Company announced that its wholly-owned subsidiary, B Communications (SP4) LP, had invited holders of the Notes to submit tenders to purchase their Notes for cash within a purchase price range of $1.00 to $1.07 per $1.00 nominal amount of Notes. The aggregate par value of the Notes tendered and purchased was approximately $18.6.

The total loss incurred from the repurchase of the Notes during 2015 and 2016 amounted to NIS 33.

In September 2016, the Notes were fully repaid following the Company's issuance of Series C Debentures, as detailed below in Note 15B(3).

(3)	On September 18, 2016, the Company issued, at par value, NIS 1.9 billion of Series C Debentures to the public in Israel. The principal of the Series C Debentures will be payable in four equal instalments payable on November 30 of each of the years 2020 through 2023 and one instalment payable on November 30, 2024. Each of the first four instalments will be equal to 7.5% of the principal amount of the aggregate amount of the Series C Debentures issued and the last instalment will equal to 70% of such principal amount. The annual coupon of the Series C Debentures is 3.6% and is denominated in NIS. The interest on the outstanding principal of the Series C Debentures is payable in semi-annual payments on May 31 and November 30 of each year.

The net proceeds from the offering together with cash and cash equivalents of the Company were used to fully redeem the outstanding Notes and to deposit the interest payment in May 2017 into a trustee account solely for the benefit of the holders of the Series C Debentures.

On January 16, 2017, the Company completed a private placement of NIS 118 par value of its Series C Debentures to Israeli institutional investors for consideration of NIS 118.

On January 23, 2018, the Company completed a private placement of NIS 240 par value of its Series C Debentures to Israeli institutional investors for an aggregate consideration of NIS 249.

As at December 31, 2018 the outstanding par value of Series C Debentures was NIS 2,240.

Below are the main undertakings and covenants with respect to the Series C Debentures:

The Company undertook to refrain from creating in favor of any third party a lien of any ranking whatsoever over its direct and/or indirect holdings of 691,361,036 shares of Bezeq, including any of the rights accompanying such shares (hereinafter, the "Undertaken Shares") without the prior consent of the holders of the Series C Debentures by a special resolution (hereinafter, "Negative Lien Undertaking").

The Company further undertook to refrain from making any disposition of the Undertaken Shares without the prior consent of the holders of the Series C Debentures by a special resolution. Notwithstanding the foregoing, and subject to the provisions of applicable law and/or permit, the Company may sell all or a portion of the Undertaken Shares to any third party, provided that in such instance, the Company uses the net proceeds it receives from such sale, less the taxes, expenses and deductions entailed in the sale of such shares, to make full or partial early redemption, of the Series C Debentures (exclusively) in accordance with the provisions of the Indenture.

Restriction on assumption of additional debt:

The Company undertook to refrain from assuming additional debt, with the exception of:

a. Financial debt in an amount (principal) which does not exceed NIS 400;

b. The financial debt is not secured by any collateral and does not have priority over Series C Debentures in creditor ranking upon insolvency.

c. The total par value of the Series C Debentures together with the total principal amount of the additional debt together with the (principal) amount of the new debt which the Company intends to assume does not exceed an aggregate of NIS 2.3 billion.

Control of Bezeq

The Company undertook to hold (directly and/or indirectly) at least 25% of Bezeq's issued and paid-up capital, unless a regulatory permit/approval is received to reduce such shareholding percentage.

Control of the Company

Eurocom Communications, undertook to refrain from transferring control of the Company (directly or indirectly) to a party which has not been authorized in advance by the necessary regulatory entities, to the extent such approvals are required, at the relevant time.

It should be noted that on April 22, 2018, a liquidation order was issued for Eurocom Communications Ltd. (which came into effect on May 3, 2018) and as part of the liquidation ruling, the court clarified that the ruling does not derogate from the control permit in Bezeq. Subsequently, on October 24, 2018, an approval was received for control (effective as from May 3, 2018) in accordance with section 4D of the Communications Law and section 3 of the Communications Order for special managers of Eurocom Communications, who were appointed as part of the liquidation process of Eurocom Communications.

The Group believes that the developments in Eurocom Communications that occurred prior to the reporting date, as described above, do not constitute a "change in control" as set out above.

Minimum equity

The Company undertook that its equity (capital attributed to the Company's shareholders, without non-controlling interests) (hereinafter, the "Equity") according to its last consolidated financial statements published, shall not be less than NIS 650 for the duration of two or more consecutive calendar quarters. The indenture for the Series C Debentures includes a mechanism of adjustment of interest rate in the event of a drop below the Minimum Equity or in the event of a downgrade in the rating of the Series C Debentures.

Restriction on distribution

The Company undertook not to distribute a dividend to its shareholders and/or perform a buyback of its shares and/or any other distribution as defined in the Companies Law unless all the conditions provided in subsections (a) through (f) below are satisfied:

a. The distribution will not cause a downgrade in the rating of the Series C Debentures.

b. The Company is not in violation of any of the covenants.

c. No grounds for immediate repayment exist at the time a resolution to make a distribution is adopted, and no such grounds exist as a result of such distribution.

d. The Company's Equity post-distribution is not less than NIS 800.

e. Until full repayment of the principal of the Series C Debentures, the Company shall not distribute a dividend exceeding 75% of the balance of the Company's distributable surpluses (the surplus balance or surpluses accrued in the last two years, in accordance with the definitions provided in the Companies Law) in accordance with its consolidated financial statements. In addition, the Company shall not make a distribution if it recorded an aggregate net loss in the last four quarters preceding the distribution date, on the basis of its last financial statements and/or the quarterly financial report published prior to the distribution date.

Ratio of shareholders equity to total balance sheet on separate financial statements

Ratio of unconsolidated equity to total unconsolidated balance sheet: The Company's equity shall not be less than 15% of the total balance sheet in accordance with the Company's audited or reviewed (unconsolidated) financial statements (or, alternatively, the quarterly financial report figures, as elected by the Company), as the case may be, for two or more consecutive calendar quarters.

According to the indenture of the Series C debentures, as a result of Midroog's rating downgrade as of June 3, 2018 from A1.il to A2.il, the annual coupon of the Series C debentures was increased by 0.25% from 3.6% to 3.85% as of December 3, 2018.

For classification of Series C debentures non-current portion to current maturities and the Company's decision to withhold payments to its financial creditors please refer to Note 33D.

For rating downgrade and coupon step up of the Company's debentures after the balance sheet date please refer to Note 33E.

(4)	Below are details of the terms that Bezeq undertook for the loans that it received and the debentures that were issued:

1.	For Bezeq's overall debt, standard grounds were included for immediate repayment of the debentures and loans, including breach events, insolvency, dissolution procedures or receivership. In addition, a right was determined to call for immediate repayment if a third-party lender calls for immediate repayment of Bezeq's debts in an amount exceeding the amount determined.

In addition, Bezeq has undertaken not to create additional liens on its assets unless liens are created at the same time in favor of the debenture holders and the lending banks (negative lien). The lien includes exceptions, including regarding a lien on assets that will be purchased or expanded by Bezeq, if the undertakings underlying the lien are created for the purchase or expansion of those assets and for the matter of a token lien.

2.	For Bezeq's public debentures in the amount of NIS 6.25 billion, bank loans in the amount of NIS 2.6 billion as at December 31, 2018, and for loans from financial institutions in the amount of NIS 2.2 billion as at December 31, 2018, Bezeq has undertaken that if it the Company makes an undertaking towards any entity in respect of compliance with financial covenants, Bezeq will also provide the same undertaking to these lenders (subject to certain exceptions).

3.	For Bezeq's public debentures and for loans from financial institutions amounting to NIS 2 billion, grounds were included for immediate repayment, if telecommunication ceases to be the Group's core activity.

4.	For Bezeq's public debentures and for loans from financial institutions amounting to NIS 2 billion, Bezeq has undertaken to the lenders to take steps so that, to the extent under its control, the debentures will be rated by at least one rating agency, so long as there are debentures of the relevant series in circulation or a balance in loans, as the case may be.

5.	For Debentures (Series 9-10) in the amount of NIS 3.1 billion ,and for loans from financial institutions in the amount of NIS 1.3 billion, grounds for the immediate repayment of the loans in the event of a change in control were included, following which the current controlling shareholders in Bezeq will cease to be controlling shareholders, with the exception of: (1) transfer of control to a transferee that received approval for control in Bezeq in accordance with the provisions of the Telecommunications Law and/or the Telecommunications Order; or (2) transfer of control in which the transferee holds control together with the current controlling shareholders in Bezeq, provided that the holding rate of the current controlling shareholders in Bezeq in the shares of Bezeq does not fall below 50.01% of the total shares of Bezeq held by the controlling shareholders together; or (3) a change in control to be approved by a meeting of the debenture holders/lenders.

6.	In addition, for Debentures (Series 9 and 10) and for loans from financial institutions in the amount of NIS 1.3 billion, grounds were included for immediate repayment of the debentures in the event of the recording of a going concern qualification in Bezeq's financial statements for two consecutive quarters, in the event of a material deterioration in Bezeq's business compared with the situation at the time of the issue, and there is real concern that Bezeq will not be able to repay the debentures/loans on time on time (as set out in section 35(I)1a1 of the Israel Securities Law).

As at December 31, 2018 and the approval date of the financial statements, Bezeq was in compliance with all its debt undertakings and covanents, there were no grounds to call for immediate repayment, and financial covenants were not set out as described above.

C.	Movement in liabilities arising from financing activities

	Debentures (including accrued interest)	Loans (including accrued interest)	Total
	NIS	NIS	NIS
Balance as at January 1, 2017	9,637	3,944	13,581
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	635	2,000	2,635
Repayment of debentures and loans	(978)	(835)	(1,813)
Interest paid	(379)	(158)	(537)
Net cash generated from (used in) finance activities	(722)	1,007	285
Financing expenses recognized in the statement of income	320	163	483
Balance as at December 31, 2017	9,235	5,114	14,349

Balance as at January 1, 2018	9,235	5,114	14,349
Changes due to cash flows from financing activities
Consideration from the issue of debentures and receipt of loans, less transaction costs	819	320	1,139
Repayment of debentures and loans	(1,107)	(686)	(1,793)
Interest paid	(325)	(198)	(523)
Net cash generated from (used in) finance activities	(613)	(564)	(1,177)
Financing expenses recognized in the statement of income	320	188	508
Balance as at December 31, 2018	8,942	4,738	13,680